CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Unitholder's capital: Units issued	199,557,167	177,364,558	159,009,795
Unitholders' capital: Units outstanding	199,557,167	177,364,558	159,009,795